Nature and Continuance of Operations	3 Months Ended
Jul. 31, 2012
Nature And Continuance Of Operations
Nature and Continuance of Operations

Note 1	Nature and Continuance of Operations

Wishbone Pet Products Inc. was incorporated in the State of Nevada on July 30, 2009. The Company has been in the development stage since its formation and has not realized any revenues from its planned operations. The Company is primarily engaged in the business of developing, manufacturing, marketing and selling dog waste removal devices.

The Company has chosen an April 30 fiscal year end.